Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

15. LEASES

The Company leases buildings, office facilities, land use rights and batteries in PRC. The Company does not have any finance lease for the years ended December 31, 2023 and 2024. Operating leases result in the recognition of right-of-use (“ROU”) assets and lease liabilities on the balance sheet. ROU assets represent the Company’s right to use the leased asset for the lease term, and lease liabilities represent the obligation to make lease payments. The operating lease expenses were charged to cost of sales, research and development expenses and general and administrative expenses.

A summary of supplemental information related to operating leases as of December 31, 2023 and 2024 was as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Operating lease right-of-use assets, net	21,656	16,205	2,220
Operating lease liabilities, current	1,750	1,843	252
Operating lease liabilities, non-current	5,980	4,137	567
Weighted average remaining lease terms	3.56 years	3.22 years
Weighted average discount rate	4.36%	4.64%

Cashflow information related to leases consists of the following:

	For the years ended December 31,
	2023	2024
	RMB	RMB	US$
Right-of-use assets obtained in exchange for new operating lease liabilities	4,698	-	-
Derecognition of right-of use-assets	-	-	-
Derecognition of lease liabilities	-	-	-

Future lease payments under operating leases as of December 31, 2024 were as follows:

As of December 31, 2024
RMB
FY2025	2,075
FY2026	1,860
FY2027	1,143
FY2028	714
FY2029	426
FY2030	293
Total future lease payment	6,511
less: imputed interest	(531)
Represent value of future lease payments(1)	5,980

(1)	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB1,843 (US$252) and RMB4,137 (US$567) for the year ended December 31, 2024, respectively.